SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - NET SALES (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 2,244.8	$ 2,269.9	$ 2,218.7	$ 1,772.3	$ 1,512.7	$ 1,551.8	$ 1,516.4	$ 1,430.7	$ 8,505.7	$ 6,011.6	$ 5,808.3
Revenues									8,680.1	6,011.6	5,808.3
Reimbursement Revenue									$ 174.4	0.0	0.0
LabCorp Diagnostics [Member]
Percent of Revenue Contributed									72.90%
Net sales									$ 6,199.3	5,838.0	5,669.4
Clinical diagnostics laboratory [Member]
Net sales									$ 6,199.3
Routine Testing [Member]
Net sales										5,838.0	5,669.4
Genomic and Esoteric Testing [Member]
Net sales										173.6	138.9
Covance Drug Development [Member]
Percent of Revenue Contributed									27.10%
Net sales									$ 2,306.4	173.6	138.9
Reimbursement Revenue									174.4	$ 0.0	$ 0.0
Other Segments [Member]
Net sales									$ 2,306.4